Operating Segments Information - Geographic Information (Detail) - TWD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Non-current Assets	$ 1,613,496.7	$ 1,392,005.7
Taiwan [member]
Disclosure of geographical areas [line items]
Non-current Assets	1,569,080.4	1,344,352.6
United States [member]
Disclosure of geographical areas [line items]
Non-current Assets	9,455.5	8,850.1
China [member]
Disclosure of geographical areas [line items]
Non-current Assets	34,456.4	38,586.6
Europe, the Middle East and Africa [member]
Disclosure of geographical areas [line items]
Non-current Assets	174.2	186.2
Japan [member]
Disclosure of geographical areas [line items]
Non-current Assets	327.2	27.1
Others [member]
Disclosure of geographical areas [line items]
Non-current Assets	$ 3.0	$ 3.1